Long-term Debt [Text Block]	12 Months Ended
Dec. 31, 2013
Long-term Debt [Text Block]

15. Long-term Debt

The following tables present the composition of our long-term debt portfolio.

December 31, ($ in millions)	Amount	Interest rate	Weighted average interest rate (a)	Due date range
2013
Unsecured debt
Fixed rate (b)	$21,367
Variable rate	2,755
Trust preferred securities	2,624
Fair value adjustment (c)	445

Total unsecured debt	27,191	0.32 - 10.29%	6.28%	2014 - 2049
Secured debt
Fixed rate	20,492
Variable rate	21,782

Total secured debt (d) (e)	42,274	0.40 - 4.59%	0.98%	2014 - 2022

Total long-term debt	$69,465

2012
Unsecured debt
Fixed rate (b)	$27,588
Variable rate	2,345
Trust preferred securities	2,623
Fair value adjustment (c)	1,094

Total unsecured debt	33,650	0.38 - 10.29%	6.72%	2013 - 2049
Secured debt
Fixed rate	20,076
Variable rate	20,835

Total secured debt (d) (e)	40,911	0.25 - 8.30%	1.10%	2013 - 2021

Total long-term debt	$74,561

(a)	Based on the debt outstanding and the interest rate at December 31 of each year.

(b)	Includes subordinated debt of $271 million at December 31, 2013 and $251 million at December 31, 2012.

(c)	Amount represents the hedge accounting adjustment of fixed-rate debt.

(d)	Includes $24.1 billion and $26.5 billion of VIE secured debt outstanding at December 31, 2013 and 2012, respectively.

(e)	Includes $15.1 billion and $13.5 billion of debt outstanding from the Automotive secured revolving credit facilities at December 31, 2013 and 2012, respectively.

	2013			2012
December 31, ($ in millions)	Unsecured	Secured	Total	Unsecured	Secured	Total
Long-term debt
Due within one year	$5,321	$11,851	$17,172	$1,070	$11,503	$12,573
Due after one year	21,425	30,423	51,848	31,486	29,408	60,894
Fair value adjustment	445	—	445	1,094	—	1,094

Total long-term debt	$27,191	$42,274	$69,465	$33,650	$40,911	$74,561

The following table presents the scheduled remaining maturity of long-term debt, assuming no early redemptions will occur. The actual payment of secured debt may vary based on the payment activity of the related pledged assets.

Year ended December 31, ($ in millions)	2014	2015	2016	2017	2018	2019 and thereafter	Fair value adjustment	Total
Unsecured
Long-term debt	$5,511	$5,163	$1,934	$3,527	$1,278	$10,922	$445	$28,780
Original issue discount	(190)	(59)	(65)	(77)	(90)	(1,108)	—	(1,589)

Total unsecured	5,321	5,104	1,869	3,450	1,188	9,814	445	27,191

Secured
Long-term debt	11,851	13,819	7,861	5,211	2,256	1,276	—	42,274

Total long-term debt	$17,172	$18,923	$9,730	$8,661	$3,444	$11,090	$445	$69,465

To achieve the desired balance between fixed- and variable-rate debt, we utilize interest rate swap agreements. The use of these derivative financial instruments had the effect of synthetically converting $11.1 billion of our fixed-rate debt into variable-rate obligations and $4.9 billion of our variable-rate debt into fixed-rate obligations at December 31, 2013.

The following summarizes assets restricted as collateral for the payment of the related debt obligation primarily arising from securitization transactions accounted for as secured borrowings and repurchase agreements.

	2013		2012
December 31, ($ in millions)	Total	Ally Bank (a)	Total	Ally Bank (a)
Investment securities	$2,864	$2,864	$1,911	$1,911
Mortgage assets held-for-investment and lending receivables	8,524	8,524	9,866	9,866
Consumer automobile finance receivables	32,947	12,332	29,557	14,833
Commercial automobile finance receivables	21,249	21,249	19,606	19,606
Investment in operating leases, net	5,810	3,190	6,058	1,691
Other assets	563	—	999	272

Total assets restricted as collateral (b)	$71,957	$48,159	$67,997	$48,179

Secured debt (c)	$47,594	$27,818	$45,111	$29,162

(a)	Ally Bank is a component of the total column.

(b)

Ally Bank has an advance agreement with the Federal Home Loan Bank of Pittsburgh (FHLB) and had assets pledged to secure borrowings that were restricted as collateral to the FHLB totaling $12.7 billion and $12.6 billion at December 31, 2013, and 2012, respectively. These assets were composed primarily of consumer and commercial mortgage finance receivables and loans, net. Ally Bank has access to the Federal Reserve Bank Discount Window. Ally Bank had assets pledged and restricted as collateral to the Federal Reserve Bank totaling $3.2 billion and $1.9 billion at December 31, 2013, and 2012, respectively. These assets were composed of consumer mortgage finance receivables and loans, net; consumer automobile finance receivables and loans, net; and investment securities. Availability under these programs is only for the operations of Ally Bank and cannot be used to fund the operations or liabilities of Ally or its subsidiaries.

(c)	Includes $5.3 billion and $4.2 billion of short-term borrowings at December 31, 2013, and 2012, respectively.

Trust Preferred Securities

On December 30, 2009, we entered into a Securities Purchase and Exchange Agreement with U.S. Department of Treasury (Treasury) and GMAC Capital Trust I, a Delaware statutory trust (the Trust), which is a finance subsidiary that is wholly owned by Ally. As part of the agreement, the Trust sold to Treasury 2,540,000 trust preferred securities (TRUPS) issued by the Trust with an aggregate liquidation preference of $2.5 billion. Additionally, we issued and sold to Treasury a ten-year warrant to purchase up to 127,000 additional TRUPS with an aggregate liquidation preference of $127 million, at an initial exercise price of $0.01 per security, which Treasury immediately exercised in full. The Trust, as issuer of the TRUPS, is a variable interest entity which is not consolidated by Ally. Ally has issued junior subordinated notes to the Trust which are reflected as a component of our unsecured debt.

On March 1, 2011, the Declaration of Trust and certain other documents related to the TRUPS were amended and all the outstanding TRUPS held by Treasury were designated 8.125% Fixed Rate / Floating Rate Trust Preferred Securities, Series (Series 2 TRUPS). On March 7, 2011, Treasury sold 100% of the Series 2 TRUPS in an offering registered with the SEC. Ally did not receive any proceeds from the sale.

Each Series 2 TRUPS security has a liquidation amount of $25. Distributions are cumulative and are payable until redemption at the applicable coupon rate. Distributions are payable at an annual rate of 8.125% payable quarterly in arrears, beginning August 15, 2011, to but excluding February 15, 2016. From and including February 15, 2016, to but excluding February 15, 2040, distributions will be payable at an annual rate equal to three-month London interbank offer rate plus 5.785% payable quarterly in arrears, beginning May 15, 2016. Ally has the right to defer payments of interest for a period not exceeding 20 consecutive quarters. The Series 2 TRUPS have no stated maturity date, but must be redeemed upon the redemption or maturity of the related debentures (Debentures), which mature on February 15, 2040. Ally at any time on or after February 15, 2016 may redeem the Series 2 TRUPS at a redemption price equal to 100% of the principal amount being redeemed, plus accrued and unpaid interest through the date of redemption. The Series 2 TRUPS are generally nonvoting, other than with respect to certain limited matters. During any period in which any Series 2 TRUPS remain outstanding but in which distributions on the Series 2 TRUPS have not been fully paid, none of Ally or its subsidiaries will be permitted to (i) declare or pay dividends on, make any distributions with respect to, or redeem, purchase, acquire or otherwise make a liquidation payment with respect to, any of Ally’s capital stock or make any guarantee payment with respect thereto; or (ii) make any payments of principal, interest, or premium on, or repay, repurchase or redeem, any debt securities or guarantees that rank on a parity with or junior in interest to the Debentures with certain specified exceptions in each case.

Covenants and Other Requirements

In secured funding transactions, there are trigger events that could cause the debt to be prepaid at an accelerated rate or could cause our usage of the credit facility to be discontinued. The triggers are generally based on the financial health and performance of the servicer as well as performance criteria for the pool of receivables, such as delinquency ratios, loss ratios, and commercial payment rates. During 2013, there were no trigger events that resulted in the repayment of debt at an accelerated rate or impacted the usage of our credit facilities.

Funding Facilities

We utilize both committed and other credit facilities. The amounts outstanding under our various funding facilities are included on our Consolidated Balance Sheet.

As of December 31, 2013, Ally Bank had exclusive access to $3.0 billion of funding capacity from committed credit facilities. Funding programs supported by the Federal Reserve and the FHLB, together with repurchase agreements, complement Ally Bank’s private committed facilities.

The total capacity in our committed funding facilities is provided by banks and other financial institutions through private transactions. The committed secured funding facilities can be revolving in nature and allow for additional funding during the commitment period, or they can be amortizing and not allow for any further funding after the closing date. At December 31, 2013, $22.4 billion of our $24.7 billion of committed capacity was revolving. Our revolving facilities generally have an original tenor ranging from 364 days to two years. As of December 31, 2013, we had $11.5 billion of committed funding capacity from revolving facilities with a remaining tenor greater than 364 days.

Committed Funding Facilities

	Outstanding		Unused capacity (a)		Total capacity
December 31, ($ in millions)	2013	2012	2013	2012	2013	2012
Bank funding
Secured	$2,750	$3,800	$250	$4,700	$3,000	$8,500
Parent funding
Unsecured (b)	—	118	—	25	—	143
Secured (c) (d) (e)	15,159	22,454	6,497	7,839	21,656	30,293

Total Parent funding	15,159	22,572	6,497	7,864	21,656	30,436

Shared capacity (f)	—	1,154	—	2,971	—	4,125

Total committed facilities	$17,909	$27,526	$6,747	$15,535	$24,656	$43,061

(a)	Funding from committed secured facilities is available on request in the event excess collateral resides in certain facilities or is available to the extent incremental collateral is available and contributed to the facilities.

(b)	Total unsecured parent funding capacity represented committed funding for our discontinued international automobile financing business.

(c)	Total secured parent funding capacity included committed funding for our discontinued international automobile financing business of $12.0 billion at December 31, 2012, with outstanding debt of $9.6 billion.

(d)	Total unused capacity included $2.2 billion at December 31, 2012 from certain committed funding arrangements that were generally reliant upon the origination of future automotive receivables available in 2013.

(e)	Includes the secured facilities of our Commercial Finance Group.

(f)	Funding was generally available for assets originated by Ally Bank or the parent company, Ally Financial Inc. Total shared facilities included committed funding for our discontinued international automobile financing business of $0.1 billion as of December 31, 2012, with outstanding debt of $0.1 billion.